Derivative Financial Instruments and Hedging (Tables)	6 Months Ended
Sep. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Effect of Components Excluded From the Assessment of Hedge Effectiveness on the Consolidated Statements of Income
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2022 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,474)	¥14	¥0
Options held/written and other	0	0	27
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended September 30, 2022 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(2,155)	¥7	¥0
Options held/written and other	0	0	14
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2023 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥470,204	¥(1,107)	—	¥0	¥0
Installment Loans	13,969	(1)	—	0	0

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2023 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(10,635)	¥17	¥0
Options held/written and other	0	0	25
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended September 30, 2023 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(6,578)	¥9	¥0
Options held/written and other	0	0	10
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at September 30, 2023 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥506,514	¥(1,387)	—	¥0	¥0
Installment Loans	15,694	(1)	—	0	0

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2023 and September 30, 2023 are as follows.
March 31, 2023

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥568,864	¥22,798	Other Assets	¥3,311	Other Liabilities

Options held/written and other	9,486	52	Other Assets	88	—

Futures, foreign exchange contracts	933,988	2,735	Other Assets	26,217	Other Liabilities

Foreign currency swap agreements	99,878	1,325	Other Assets	2,426	Other Liabilities

Foreign currency long-term debt	748,396	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥464	¥0	—	¥8	Other Liabilities

Options held/written and other	632,211	30,435	Other Assets	28,335	Other Liabilities

Futures, foreign exchange contracts *	788,361	15,050	Other Assets	10,978	Other Liabilities

Credit derivatives held/written	1,098	3	Other Assets	3	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥14,758 million and foreign exchange contracts of ¥5,554 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2023, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥52 million and ¥12 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥200 million and ¥179 million at March 31, 2023, respectively.

September 30, 2023

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥603,623	¥26,777	Other Assets	¥3,169	Other Liabilities

Options held/written and other	14,541	44	Other Assets	886	Other Liabilities

Futures, foreign exchange contracts	972,031	2,613	Other Assets	51,029	Other Liabilities

Foreign currency swap agreements	107,406	491	Other Assets	6,831	Other Liabilities

Foreign currency long-term debt	817,200	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥2,122	¥165	Other Assets	¥8	Other Liabilities

Options held/written and other	564,816	33,397	Other Assets	29,818	Other Liabilities

Futures, foreign exchange contracts *	871,149	37,446	Other Assets	8,797	Other Liabilities

Credit derivatives held/written	1,979	8	Other Assets	6	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥10,229 million and foreign exchange contracts of ¥3,622 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at September 30, 2023, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥144 million and ¥19 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥3 million and ¥168 million at September 30, 2023, respectively.

Credit Derivatives
The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2023 and September 30, 2023 are as follows.
March 31, 2023

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *	¥1,000	Less than five years	¥(3)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2023.
September 30, 2023

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *	¥1,532	Less than six years	¥(6)

*	Underlying reference company’s credit ratings are Baa3 or better rated by rating agencies as of September 30, 2023.

Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥22,506	¥157	¥0
Foreign exchange contracts	(172)	17	147
Foreign currency swap agreements	(545)	302	1,262
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥4,011	¥30	¥0
Foreign exchange contracts	170	0	0
Foreign currency swap agreements	5,352	1,001	(6,535)
Options held/written and other	(838)	0	0
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥10,230	¥(63)	¥0
Foreign exchange contracts	(186)	(155)	239
Foreign currency swap agreements	1,788	180	(1,763)
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥5,389	¥(7)	¥0
Foreign exchange contracts	(36)	0	0
Foreign currency swap agreements	(750)	604	183
Options held/written and other	(913)	0	0

Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥3,173	¥0	¥(3,058)	¥0
Foreign exchange contracts	(78,667)	(449)	78,817	399
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥371	¥0	¥(227)	¥11
Foreign exchange contracts	(55,247)	(101)	55,301	48
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥1,305	¥0	¥(1,309)	¥0
Foreign exchange contracts	(29,199)	(314)	29,275	218
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥79	¥0	¥(76)	¥11
Foreign exchange contracts	(13,560)	52	13,603	(35)

Hedges of net investment in foreign operations
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(24,595)	¥51	¥1,956	¥(252)
Borrowings and bonds in foreign currencies	(122,739)	0	0	0
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(30,436)	¥(69)	¥7,567
Borrowings and bonds in foreign currencies	(84,367)	0	0
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(2,042)	¥(5)	¥1,166
Borrowings and bonds in foreign currencies	(42,929)	0	0
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(5,159)	¥0	¥3,316
Borrowings and bonds in foreign currencies	(21,284)	0	0

Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥3	¥(139)
Futures	852	0	(4,105)
Foreign exchange contracts	34,472	1,950	51,589
Credit derivatives written	0	0	4
Options held/written and other	0	0	(886)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2022 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥2	¥(8)
Futures	(1,557)	0	(685)
Foreign exchange contracts	30,067	1,513	5,077
Credit derivatives held/written	0	0	8
Options held/written and other	0	0	(878)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2023 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥2	¥(70)
Futures	173	0	(1,424)
Foreign exchange contracts	13,332	1,696	14,519
Credit derivatives written	0	0	4
Options held/written and other	0	0	(170)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2022 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥1	¥(6)
Futures	(150)	0	(1,095)
Foreign exchange contracts	10,595	106	(5,102)
Options held/written and other	0	0	(345)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2023 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).